CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
CAPITAL AND RESERVES

15. CAPITAL AND RESERVES

Share capital and share premium

All Common Shares rank equally with regards to the Company’s residual assets. The following table is presented in thousands:

	Authorized		Issued and Paid
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Ordinary shares no-par value	unlimited	unlimited	183,605	179,922

During the year ended December 31, 2023, the company issued 1.2 million shares as a result of exercise of stock options and 2.5 million associated with restricted stock unit granted to agents and employees.

Total number of shares held in treasury is 175 thousand and 5.9 million as of December 31, 2023 and 2022 respectively.